Financial Instruments	12 Months Ended
Dec. 31, 2025
Financial Instruments And Fair Value Measurements [Abstract]
Financial Instruments

8. Financial Instruments
a)Carrying Values and Measurement of Financial Assets and Liabilities at Amortized Cost, Fair Value
through Profit and Loss ("FVTPL") or Fair Value through Other Comprehensive Income ("FVTOCI")

December 31, 2025	Amortized cost	FVTPL	FVTOCI	Total
Financial assets
Cash and cash equivalents	$63,086	$—	$—	$63,086
Restricted cash	15,844	—	—	15,844
Derivative assets	—	369	—	369
Investments	—	—	365	365

Financial liabilities
Accounts payable and accrued liabilities	24,073	—	—	24,073
Debt	—	—	—	—
Derivative liabilities	—	—	—	—

December 31, 2024	Amortized cost	FVTPL	FVTOCI	Total
Financial assets
Cash and cash equivalents	$52,190	$—	$—	$52,190
Restricted cash	15,288	—	—	15,288
Derivative assets	—	551	—	551
Investments	—	—	363	363

Financial liabilities
Accounts payable and accrued liabilities	19,919	—	—	19,919
Debt	14,096	—	—	14,096
Derivative liabilities	—	2,611	—	2,611
b)Derivative Instruments
The Company's derivative instruments consisted of bullion contracts as well as the conversion feature of the
Convertible Facility, which has been classified as an embedded derivative. On December 22, 2025, the Company derecognized the conversion feature as a result of the conversion of the Convertible Facility (Note 13).
At December 31, 2025, the Company held put options (bullion contracts) covering 24,000 ounces of gold, with maturities ranging from January to December 2026, at a strike price of $3,500 per ounce. The contracts were entered into to manage the Company’s exposure to fluctuations in the spot price of gold in relation to forecasted gold production from the Florida Canyon mine.
The fair value of the bullion contracts is remeasured at each reporting date using quoted observable inputs, while the fair value of the conversion feature was determined using the Binomial Tree method.
The total realized and unrealized losses for the years ended December 31, 2025 and 2024 were as follows:

	Year ended December 31,
	2025	2024
Total unrealized losses	$(326)	$(1,044)
Realized debt conversion feature losses	$(38,361)	$—
Realized bullion contract losses	(986)	—
Total realized losses	$(39,347)	$—
Total realized and unrealized losses	$(39,673)	$(1,044)
The carrying value of the conversion feature was $2.6 million as at December 31, 2024. The derivative component was valued, assuming no dividend yield, using the Binomial Tree method based on the following assumptions:

	December 22, 2025	December 31, 2024
Maturity date	July 31, 2027	July 31, 2027
Risk-free rate	3.74%	4.39%
Share price	2.92	0.86
Expected volatility	59.40%	57.10%
Annual interest rate	9.25%	9.25%
Conversion price (per share)	1.22	1.22
Conversion price cap(1)	1.83	1.83
(1)Pursuant to the terms of the Convertible Facility, the Company has a one-time right to require the Lender to convert up to 50%
of the outstanding principal into the Company’s common shares if certain market conditions are met. Specifically, if the volume-weighted average price (“VWAP”) of the Company’s shares at market close remains at least 50% above the applicable conversion price for 30 consecutive trading days, the Company may elect this conversion, provided no event of default has occurred or is continuing.
c)Restricted Cash
Restricted cash is primarily comprised of cash collateral held on bonding for Florida Canyon's reclamation obligation (Note 15). This collateral has been classified as non-current, as it is not expected to be utilized until near the end of Florida Canyon's mine life.
A summary of restricted cash is as follows:

	December 31, 2025	December 31, 2024
Deposits for reclamation bonding (Note 15)	$15,452	$14,919
Other	392	369
	$15,844	$15,288
d)Fair Value Information
i.Fair Value Measurement
The categories of the fair value hierarchy of inputs used in the valuation techniques are as follows:
Level 1: Quoted prices in active markets for identical assets or liabilities;
Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3: Inputs for the asset or liability based on unobservable market data.
The levels in the fair value hierarchy into which the Company’s financial assets and liabilities that are measured and recognized on the Consolidated Statements of Financial Position at fair value on a recurring basis were categorized as follows:

	At December 31, 2025		At December 31, 2024
	Level 1	Level 2	Level 1	Level 2
Assets and Liabilities:
Investments	$365	$—	$363	$—
Derivative assets	—	369	—	551
Derivative liabilities	—	—	—	2,611
The methodology and assessment of inputs for determining the fair value of financial assets and liabilities as well as the levels of hierarchy for the Company’s financial assets and liabilities measured at fair value remain unchanged from that at December 31, 2024.
As at December 31, 2025 and 2024 derivative assets consisted of bullion contracts, and as at December 31, 2024 derivative liabilities represented the embedded derivative component of the convertible debt instrument.
ii.Valuation Techniques
Investments and long-term investments
The Company's investments are valued using quoted market prices in active markets and as such are classified within level 1 of the fair value hierarchy and are primarily equity securities. The fair value of the equity securities is calculated using the quoted market price multiplied by the quantity of shares held by the Company.
Derivative assets and liabilities
The Company’s derivative assets and liabilities are comprised of the conversion feature of the convertible debt facility and commodity contracts, which are classified within Level 2 of the fair value hierarchy and valued using observable market prices.
e)Financial Instruments and Related Risks
The Company has exposure to risks of varying degrees of significance which could affect its ability to achieve its strategic objectives for growth and shareholder returns. The principal financial risks to which the Company is exposed are:
i)Credit risk
ii)Liquidity risk
iii)Market risk
1.Currency risk
2.Interest rate risk
3.Price risk
The Company’s Board of Directors has overall responsibility for the establishment and oversight of the Company’s risk management framework and reviews the Company’s policies on an ongoing basis.
i.Credit Risk
Credit risk is the risk that a counterparty may fail to satisfy its performance obligations under the terms of a financial instrument. Credit risk results from cash and cash equivalents and trade and other receivables. The
Company maintains policies to limit the concentration of credit risk.
The Company manages credit risk on its cash and cash equivalents by diversifying these asset holdings with multiple highly rated financial institutions, including the Bank of Montreal ("BMO") in Canada and the United States
and Wells Fargo ("WF") in the United States. Substantially, all of our cash and cash equivalents held with financial institutions exceed government-insured limits. Credit risk on trade and other receivables is managed by ensuring amounts are receivable from highly rated financial institutions. The Company has not recognized any expected credit losses with respect to trade and other receivables. For cash and cash equivalents and trade and other receivables, credit risk exposure equals the carrying amount on the balance sheet.
ii.Liquidity Risk
In the normal course of business, the Company enters into contracts that give rise to commitments for future minimum payments. The following tables summarize the remaining contractual maturities of the Company's financial liabilities and operating and capital commitments on an undiscounted basis:

	Payments due by period 2025
	Less than 1 year	Between 1 - 3 years	Between 4 - 5 years	After 5 years	Total
Accounts payable and accrued liabilities	$24,073	$-	$-	$-	$24,073
Tax liabilities	3,813	-	-	-	3,813
Lease liabilities	12,826	20,511	6,519	-	39,856
Reclamation and closure provision(1)	1,344	14,554	2,488	78,589	96,975
	$42,056	$35,065	$9,007	$78,589	$164,717
(1)Represents undiscounted uninflated future payments for the expected cost of Florida Canyon's mine reclamation and closure, and DeLamar's water treatment costs.

	Payments due by period 2024
	Less than 1 year	Between 1 - 3 years	Between 4 - 5 years	After 5 years	Total
Accounts payable and accrued liabilities	$19,919	$-	$-	$-	$19,919
Tax liabilities	6,482	-	-	-	6,482
Lease liabilities	5,251	4,166	21	-	9,438
Credit Facility	1,718	20,204	-	-	21,922
Reclamation and closure provision(1)	1,727	9,022	4,651	67,895	83,295
	$35,097	$33,392	$4,672	$67,895	$141,056
(1)Represents undiscounted uninflated future payments for the expected cost of mine reclamation and closure.  Recast amounts previously reported as undiscounted inflated payments as undiscounted uninflated payments.
(2)Tax liabilities were previously included in accounts payable and accrued liabilities and have been recast separately.
iii.Market Risk
1.Currency Risk
The functional and reporting currency of the Company and its subsidiaries is the United States dollar ("USD"), and the Company presents its financial results in USD. The Company's operations in the United States utilize
USD, while its non-operating corporate entities in Canada utilize the Canadian dollar ("CAD"). As a result, the
Company's financial results reported in USD are subject to changes in the value of the USD relative to these local currencies. Because the Company’s sales are denominated in USD and a portion of its net earnings are denominated in CAD, the Company is negatively impacted by a strengthening CAD relative to the USD and positively impacted by the inverse.
The Company’s net earnings are affected by the revaluation of the following monetary assets and liabilities denominated in CAD. The Company estimates that a 10% change in the exchange rate would result in a change of about $0.4 million.
2.Interest Rate Risk
Interest rate risk is the risk that the fair values or future cash flows of the Company will fluctuate because of changes in market interest rates. The Company has interest-bearing assets, where the risk is limited to potential decreases on the interest rate offered on cash and cash equivalents held within a chartered Canadian and US financial institutions. The Company's operating cash flows are mostly independent of changes in market interest rates, which is impacted by economic uncertainties and inflation expectations. Management considers this risk immaterial.
A 1% increase or decrease in the interest earned from financial institutions on cash and investments would result in approximately a $0.5 million change in the Company’s earnings before income taxes.
3.Price Risk
The Company's gold and silver production is sold in international markets. The market price of gold is the primary driver of the Company's profitability and the ability to generate operating and free cash flow. The
Company may implement hedging strategies on an opportunistic basis to mitigate downside price risk on gold production and had gold put option positions in place as at December 31, 2025 (Note 8b). Gold and silver production remains exposed to prevailing market prices.